                        --------------------------------
                              [COLONIAL FLAG LOGO]
                        --------------------------------
                                    Colonial

                                 Newport Tiger

   [PICTURE OF TIGER CUBS]         Cub Fund
                        --------------------------------
                                 Annual Report

                                August 31, 1996
                        --------------------------------



                         ------------------------------
                         Not FDIC-    May lose value
                         Insured      No bank guarantee
                         ------------------------------

--------------------------------------------------------------------------------

                   COLONIAL NEWPORT TIGER CUB FUND HIGHLIGHTS

                         JUNE 3, 1996 - AUGUST 31, 1996

INVESTMENT OBJECTIVE: Colonial Newport Tiger Cub Fund seeks capital appreciation by investing primarily in equity securities of small companies (i.e., companies with equity market capitalizations of U.S. $1 billion or less) located in the nine Tigers of Asia: Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Philippines.

THE FUND IS DESIGNED TO OFFER:

     X    Access to entrepreneurial company stocks in fast-growing economies
     X    Aggressive long-term growth potential
     X    Experienced investment management

PORTFOLIO MANAGER COMMENTARY: "The Fund invests in a select group of smaller Asian companies. Many of these are single-product companies focusing on a specific growth market. I think they offer unusual opportunities for investors."

                                                               -- Robert Cameron

PERFORMANCE: The Morgan Stanley Capital International Pacific Region Funds Ex-Japan Index, a broad-based, unmanaged index that tracks the performance of stocks in the Pacific Rim in countries other than Japan, provided a cumulative total return of (2.7)% for the period 6/3/96 through 8/31/96. Unlike mutual funds, an index does not incur fees or charges and it is not possible to invest in an index.

                  COLONIAL NEWPORT TIGER CUB FUND PERFORMANCE

                                             CLASS A     CLASS B     CLASS D

Inception                                     6/3/96      6/3/96      6/3/96

Distributions declared per share                  --          --          --

Total returns, assuming reinvestment
of all distributions and no sales
charge or contingent deferred sales
charge (CDSC), since inception                 (6.80)%     (7.00)%     (7.00)%

Net asset value per share at 8/31/96           $9.32       $9.30       $9.30

Total return assuming maximum offering
price (MOP) and CDSC, since inception*        (12.25)%    (11.65)%     (8.85)%

* MOP returns include the maximum sales charge of 5.75% for Class A and 1% for Class D. The CDSC returns reflect the maximum charge of 5% and 1%, respectively, for Class B and Class D. Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale.

TOP FIVE COUNTRIES (AS OF 8/31/96)**    TOP FIVE HOLDINGS (AS OF 8/31/96)**
------------------------------------    -----------------------------------

1. Hong Kong                48.28%      1. Yip's Hang Cheung Ho        4.60%
2. Singapore                19.36%      2. Siam City Bank, Ltd.        4.23%
3. Thailand                  8.36%      3. Liu Chong Hing Bank         4.12%
4. Indonesia                 7.38%      4. Hong Kong Telecomm          4.08%
5. Philippines               2.56%      5. Vitasoy International       3.92%

** Because the Fund is actively managed, there can be no guarantee it will continue to hold these securities or maintain these weightings in the future. Breakdowns are based on total net assets.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------

                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

I am pleased to present the first annual report for
Colonial Newport Tiger Cub Fund and would like to take      [PICTURE OF
the opportunity to welcome you as shareholders. This        Harold W. Cogger]
report provides performance information for the Fund since it commenced operations on June 3, 1996.

Asian markets are traditionally slow in the mid-summer to late-autumn, and this year is no exception. Far East exchanges took their cue from U.S. market movements, as uncertainty regarding the future direction of interest rates caused a pause in the U.S. bull market.

Nonetheless, the long-term prospects for the Pacific Rim are strong. Rising disposable income, supported by rapid economic growth is fueling a consumer boom. With approximately three billion people -- nearly half the world's population -- this boom may be on a scale the world has never seen before. Newport Fund Management believes many companies throughout the Asian Tigers and Japan are poised to benefit from this market environment. Your Fund is designed to help you participate in the growth of this exciting region.

Portfolio Manager Robert Cameron believes that assuming U.S. interest rates remain relatively stable, the prospects for the Tiger markets are promising. In the following report he comments on the key issues affecting the markets in which your Fund invests.


Respectfully,

/s/ Harold W. Cogger
Harold W. Cogger
President
October 11, 1996


--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------

                          PORTFOLIO MANAGEMENT REPORT

by Robert Cameron who is the portfolio manager of Colonial Newport Tiger Cub Fund and is senior vice president of Newport Fund Management, Inc.

My objective for the Fund is to invest in the best quality, smaller growth businesses in East Asia which has been the fastest growing region of the world. I believe this growth will continue because of its high savings and inv estment rates, hard work ethic, high standards for education and pro-business governments. The Fund is well positioned to take advantage of the consumer boom in Asia which is a result of rising disposable incomes.

I look for well managed companies that Newport believes have a strong market niche and can grow their earnings at 20% to 25% for the foreseeable future, say five years. You can tell a lot about management from looking at the financial health of the business. Strong cash flows and low debt levels are important as is management that is open, honest and transparent in their dealings and sensitive to the interests of minority shareholders.

EXAMPLES OF COMPANIES HELD BY THE FUND* Sinocan Holdings is one of the largest manufacturers of high quality steel cans in China, 80% of which are used for food and beverages, a market which has been growing at 25% annually. Return on equity is 37% and the stock is valued at nine times estimated 1997 earnings.

Guangnan Holdings is the sole authorized importer of live and fresh foodstuffs from Guangdong, China into Hong Kong. A vertically integrated food trader, Guangnan imports and exports gourmet food and operates close to 100 supermarkets. This is a dynamic consumer-oriented company which is well positioned to benefit from the rising standard of living in China.

Srithai Superware controls over 50% of the plastics market in Thailand and dominates the tableware market with 47,000 'Superware' sales people. With twelve foreign automobile manufacturers setting up in Thailand, that country is becoming the automobile manufacturing headquarters of Southeast Asia (GM recently announced that they will invest $750 million there). Srithai is well positioned to tap into this booming market by supplying plastic parts like bumpers and dashboards.

PERFORMANCE During the short period since inception of the Fund on June 3, 1996, the markets have been volatile. Hong Kong was up slightly, 0.9%, while Singapore, Malaysia, Thailand and Indonesia were down (10.0)%, (1.1)%, (14.8)% and (12.3)% respectively. The Cub Fund was down (6.8)% based on Class A shares at net asset value. This compares favorably with the HSBC James Capel Smaller Asia Companies S.E. Asia Index which was down (6.2)%.

OUTLOOK Most of the countries in which we invest have been going through a period of tight liquidity designed to cool economic growth and keep inflation under control. Inflation has been well contained and I expect a general relaxation of monetary policy across the region. Stock valuations are still very reasonable and I do not see any significant political or economic risks on the horizon. This is a very healthy environment for stocks and one in which the high quality, smaller companies which make up the Fund have the potential for considerable capital appreciation over time.

* Because the Fund is actively managed, holdings may change.

--------------------------------------------------------------------------------
                                       4

                              INVESTMENT PORTFOLIO
                                 AUGUST 31, 1996


COMMON STOCKS - 88.1%                   COUNTRY   SHARES      VALUE
--------------------------------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING - 1.1%
  AGRICULTURE - LIVESTOCK
  Pt Anwar Sierad (Foreign)               In        107      $   87
                                                             ------
--------------------------------------------------------------------------------
CONSTRUCTION - 3.1%
  BUILDING CONSTRUCTION - 1.0%
  C & P Homes, Inc.                       Ph        110          80
                                                             ------

  HEAVY CONSTRUCTION-NON BUILDING CONSTRUCTION - 2.1%
  Road Builder (M) Holdings Bhd           Ma         37         174
                                                             ------

--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 29.1%
  DEPOSITORY INSTITUTIONS - 15.3%
  HSBC Holdings PLC                       HK         10         173
  JCG Holdings Ltd.                       HK        276         235
  Liu Chong Hing Bank Ltd.                HK        236         333
  Pt Lippo Bank                           In        100         154
  Siam City Bank Ltd Reg                  Th        173         341
                                                             ------
                                                              1,236
                                                             ------

  NONDEPOSITORY CREDIT INSTITUTIONS - 9.2%
  Finance One Public Co. (Foreign)        Th         50         247
  Manhattan Card Co., Ltd.                HK        470         211
  ST Capital Ltd.                         Si        209         284
                                                             ------
                                                                742
                                                             ------

  REAL ESTATE - 4.6%
  City Developments Ltd.                  Si         30         250
  Hon Kwok Land Investment Ltd.           HK        350         122
                                                             ------
                                                                372
                                                             ------

--------------------------------------------------------------------------------
MANUFACTURING - 34.3%
  CHEMICALS & ALLIED PRODUCTS - 5.6%
  Pt Darya Varia Laboratoria (a)          In         50          84
  Yip's Hang Cheung Ltd.                  HK      3,086         371
                                                             ------
                                                                455
                                                             ------


  ELECTRONIC & ELECTRICAL EQUIPMENT - 7.9%
  Clipsal Industries Ltd.                 Si         47         132
  Elec & Eltek International Company Ltd. Si         93         268
  Varitronix International Ltd.           HK        127         240
                                                             ------
                                                                640
                                                             ------


                     Investment Portfolio/August 31, 1996
--------------------------------------------------------------------------------
[CAPTION]
COMMON STOCKS - 88.1%                   COUNTRY   SHARES     VALUE
--------------------------------------------------------------------------------
[S]                                       [C]       [C]      [C]
MANUFACTURING - CONT.
  FOOD & KINDRED PRODUCTS - 9.8%
  Guangnan Holdings                       HK        216      $  133
  La Tondena Distillers Inc.              Ph         69         127
  Pt Mayora Indah Reg (a)                 In        495         217
  Vitasoy International Holdings Ltd.     HK        816         316
                                                             ------
                                                                793
                                                             ------

  FABRICATED METAL - 2.9%
  Sinocan Holdings Ltd.                   HK        494         235
                                                             ------

  FURNITURE & FIXTURES - 2.8%
  Courts Ltd.                             Si        161         228
                                                             ------

  MEASURING & ANALYZING INSTRUMENTS - 1.7%
  China Hong Kong Photo Products          HK        298         141
                                                             ------

  RUBBER & PLASTIC - 1.7%
  Pt Dynaplast                            In         50          49
  Srithai Superware Public Co., Ltd.
  (Foreign)                               Th         18          89
                                                             ------
                                                                138
                                                             ------

  STONE, CLAY, GLASS & CONCRETE - 1.9%
  Wai Kee Holdings Ltd.                   HK        650         152
                                                             ------

--------------------------------------------------------------------------------
RETAIL TRADE - 4.3%
  APPAREL & ACCESSORY STORES
  Dickson Concepts International Ltd.     HK        108         131
  Giordano International Ltd.             HK        260         215
                                                             ------
                                                                346
                                                             ------

--------------------------------------------------------------------------------
SERVICES - 6.3%
  AMUSEMENT & RECREATION - 1.3%
  Golden Harvest Entertainment Ltd.       HK        324         105
                                                             ------

  Miscellaneous Repair Services - 5.0%
  Keppel Corp.                            Si         24         183
  Singapore Technologies Automotive Ltd.  Si        110         223
                                                             ------
                                                                406
                                                             ------

--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 6.1%

  COMMUNICATIONS - 4.1%
  Hong Kong Telecommunications Ltd.       HK        197         330
                                                             ------

  GAS SERVICES - 1.9%
  Hong Kong and China Gas Co., Ltd.       HK         97         157
                                                             ------


                     Investment Portfolio/August 31, 1996
--------------------------------------------------------------------------------

 LOCAL & SUBURBAN TRANSIT - 0.1%
 Pt Steady Safe Transportation Co.
 (Foreign)                                In          8      $    7
                                                             ------

--------------------------------------------------------------------------------
WHOLESALE TRADE - 3.8%
  DURABLE GOODS
  Li & Fung Ltd.                          HK        344         311
                                                             ------
  TOTAL INVESTMENTS (cost of $7,452) (b)                      7,135
                                                             ------



SHORT-TERM OBLIGATIONS - 8.8%                      PAR
--------------------------------------------------------------------------------
  Repurchase agreement with Bankers Trust
  Securities Corp., dated 08/30/96 due
  09/03/96 at 5.240% collateralized by
  U.S. Treasury bills and notes with
  various maturities to 2017, market
  value $741 (repurchase proceeds $710)            $710         710
                                                             ------

OTHER ASSETS & LIABILITIES, NET - 3.1%                          255
--------------------------------------------------------------------------------
NET ASSETS - 100%                                            $8,100
                                                             ======



NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)  Non-income producing.
(b)  Cost for federal income tax purposes is the same.



Summary of Securities
 by Country                        Country       Value       % of Total
-----------------------------------------------------------------------
Hong Kong                            HK          $3,911         54.8
Singapore                            Si           1,568         22.0
Thailand                             Th             677          9.5
Indonesia                            In             598          8.4
Philippines                          Ph             207          2.9
Malaysia                             Ma             174          2.4
                                                 ------        -----
                                                 $7,135        100.0%
                                                 ======        =====






Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.



See notes to financial statements.


                        STATEMENT OF ASSETS & LIABILITIES

                                 AUGUST 31, 1996

(in thousands except for per share amounts and footnotes)


ASSETS

Investments at value (cost $7,452)                         $7,135
Short-term obligations                                        710
                                                           ------
                                                            7,845

Cash including foreign currencies (cost $2)           2
Receivable for:
  Fund shares sold                                  217
  Dividends                                          16
  Expense reimbursment due from
    Adviser/Administrator                            65
Deferred organization expenses                        1       301
                                                    ---    ------
    Total Assets                                            8,146

LIABILITIES
Payable for:
  Fund shares repurchased                            33
Accrued:
  Management fee                                      7
  Other                                               6
                                                    ---
    Total Liabilities                                          46
                                                           ------
NET ASSETS                                                 $8,100
                                                           ------


Net asset value & redemption price per share -
Class A ($3,542/380)                                       $ 9.32
                                                           ------

Maximum offering price per share - Class A
($9.32/0.9425)                                             $ 9.89(a)
                                                           ------

Net asset value & offering price per share -
Class B ($2,654/285)                                       $ 9.30(b)
                                                           ------

Net asset value & redemption price per share -
Class D ($738/79)                                          $ 9.30(b)
                                                           ------

Maximum offering price per share - Class D
($9.30/0.9900)                                             $ 9.39
                                                           ------

Net asset value, offering & redemption price
per share - Class Z ($1,166/125)                           $ 9.32
                                                           ------



(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


See notes to financial statements.


                         STATEMENT OF OPERATIONS
                    FOR THE PERIOD ENDED AUGUST 31, 1996 (a)

(in thousands)
INVESTMENT INCOME
Dividends                                                  $   25
Interest                                                       12
                                                           ------
      Total Investment Income (net of nonrebatable
      foreign taxes withheld at source which
      amounted to $1)                                          37

EXPENSES

Management fee                                    $ 15
Administration fee                                   3
Service fee - Class A                                1
Service fee - Class B                                1
Service fee - Class D                                 (b)
Distribution fee - Class B                           3
Distribution fee - Class D                           1
Transfer agent fee                                   3
Bookkeeping fee                                      7
Custodian fee                                        8
Registration fee                                     7
Other                                                 (b)
                                                  ----
                                                    99

Fees and expenses waived or borne
   by the Adviser/Administrator                    (67)        32
                                                  ----     ------
       Net Investment Income                                    5
                                                           ------

NET REALIZED & UNREALIZED LOSS ON PORTFOLIO POSITIONS
Net realized loss on:
  Investments                                      (34)
  Foreign currency transactions                    (28)
                                                  ----
       Net Realized Loss                                      (62)
Net unrealized depreciation
 during the period                                           (317)
                                                           ------
       Net Loss                                              (379)
                                                           ------
Net Decrease in Net Assets from Operations                 $ (374)
                                                           ======



(a) The Fund commenced investment operations on June 3, 1996.
(b) Rounds to less than one.

See notes to financial statements.


                       STATEMENT OF CHANGES IN NET ASSETS


                                                          Period ended
(in thousands)                                             August 31
                                                          ------------
                                                            1996 (a)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                       $    5
Net realized loss                                              (62)
Net unrealized depreciation                                   (317)
                                                            ------
    Net Decrease from Operations                              (374)
                                                            ------
Fund Share Transactions
Receipts for shares sold - Class A                           4,138
Cost of shares repurchased - Class A                          (462)
                                                            ------
                                                             3,676
                                                            ------
Receipts for shares sold - Class B                           2,816
Cost of shares repurchased - Class B                           (49)
                                                            ------
                                                             2,767
                                                            ------
Receipts for shares sold - Class D                             889
Cost of shares repurchased - Class D                          (108)
                                                            ------
                                                               781
                                                            ------
Receipts for shares sold - Class Z                           1,250
                                                            ------
  Net Increase from Fund Share Transactions                  8,474
                                                            ------
        Total Increase                                       8,100

NET ASSETS
Beginning of period                                              -
                                                            ------
End of period (including undistributed net
  investment loss of $17)                                   $8,100
                                                            ------


NUMBER OF FUND SHARES
Sold - Class A                                                 429
Repurchased - Class A                                          (49)
                                                            ------
                                                               380
                                                            ------
Sold - Class B                                                 290
Repurchased - Class B                                           (5)
                                                            ------
                                                               285
                                                            ------
Sold - Class D                                                  90
Repurchased - Class D                                          (11)
                                                            ------
                                                                79
                                                            ------
Sold - Class Z                                                 125
                                                            ------




(a) The Fund commenced investment operations on June 3, 1996.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 1996

NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: Colonial Newport Tiger Cub Fund (the Fund), a series of Colonial Trust II, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek capital appreciation by investing primarily in equity securities of small companies located in the nine Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, China and the Philippines). The Fund may issue an unlimited number of shares. The Fund offers four classes of shares:
Class A, Class B, Class D, and Class Z. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been out- standing approximately eight years. Class D shares are subject to a reduced front-end sales charge, a contingent deferred sales charge on redemptions made within one year after purchase and a continuing distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, please refer to the prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

                  Notes to Financial Statements/August 31, 1996
--------------------------------------------------------------------------------
NOTE 1. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. In certain countries, the Fund may hold portfolio positions which cannot be valued as set forth above, and are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the first-in, first-out basis for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class A, Class B and Class D service fee and Class B and Class D distribution fee), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class D net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class D shares and the distribution fee applicable to Class B and Class D shares only.

Class A, Class B and Class D ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class D shares and the distribution fee applicable to Class B and Class D shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred $1,000 of expenses in connection with its organization. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange

                  Notes to Financial Statements/August 31, 1996
--------------------------------------------------------------------------------

rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Newport Fund Management (the Adviser) is the investment Adviser of the Fund and receives a monthly fee equal to 1.15% annually of the Fund's average net assets.

                 Notes to Financial Statements/August 31, 1996
--------------------------------------------------------------------------------
NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------
ADMINISTRATION FEE: Colonial Management Associates, Inc. (the Administrator) provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Administrator provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Administrator, is the Fund's principal underwriter. For the period ended August 31, 1996, the Fund has been advised that the Distributor retained net underwriting discounts of $13,260 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $1,097 and none on Class B and Class D share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class D net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class D shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser/Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 2.00% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employ-ees of the Adviser or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the the Fund's assets.

                  Notes to Financial Statements/August 31, 1996
--------------------------------------------------------------------------------
NOTE 3. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the period ended August 31, 1996, purchases and sales of investments, other than short-term obligations, were $7,607,188 and $121,059, respectively.


Unrealized appreciation (depreciation) at August 31, 1996, based on cost of investments for both financial statement and federal income tax purposes was:



          Gross unrealized appreciation           $ 143,369
          Gross unrealized depreciation            (460,473)
                                                  ---------
            Net unrealized depreciation           $(317,104)
                                                  =========

OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------
At August 31, 1996, the Fund had one shareholder, Liberty Financial Companies, who owned greater than 5% of the Fund's shares outstanding.



NOTE 5. COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
    Capital paid in                                 $8,468
    Accumulated net investment loss                    (17)
    Accumulated net realized loss                      (34)
    Net unrealized depreciation                       (317)
                                                    ------
                                                    $8,100
                                                    ======


                            FINANCIAL HIGHLIGHTS (b)

Selected data for a share of each class outstanding throughout the period are as follows:


                                              Period Ended August 31
                              ----------------------------------------------------
                                                  1996 (c)
                              Class A        Class B        Class D        Class Z
                              -------        -------        -------        -------

Net asset value -
 Beginning of period          $10.000        $10.000        $10.000        $10.000
                              -------        -------        -------        -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income (loss) (a)              0.016         (0.002)        (0.002)         0.021
Net realized and
unrealized loss                (0.696)        (0.698)        (0.698)        (0.701)
                              -------        -------        -------        -------
 Total from Investment
   Operations                  (0.680)        (0.700)        (0.700)        (0.680)
                              -------        -------        -------        -------
Net asset value -
 End of period                $ 9.320        $ 9.300        $ 9.300        $ 9.320
                              =======        =======        =======        =======
Total return (d)(e)             (6.80)%(f)     (7.00)%(f)     (7.00)%(f)     (6.80)%(f)
                              =======        =======        =======        =======

RATIOS TO AVERAGE NET ASSETS
Expenses                         2.25%(g)(h)    3.00%(g)(h)    3.00%(g)(h)    2.00%(g)(h)
Net investment
 income (loss)                   0.62%(g)(h)   (0.13)%(g)(h)  (0.13%)(g)(h)   0.87%(g)(h)
Fees and expenses
 waived or borne by
 the Adviser/Administrator       5.16%(h)       5.16%(h)       5.16%(h)       5.16%(h)
Portfolio turnover                  3%(f)          3%(f)          3%(f)          3%(f)
Average Commission rate       $0.0049        $0.0049        $0.0049        $0.0049
Net assets at end
 of period(000)               $ 3,542        $ 2,654        $   738        $ 1,166


(a) Net fees and expenses waived or borne by the Adviser/Administrator
    which amounted to:        $ 0.123        $ 0.123        $ 0.123        $ 0.123
(b) Per share data was calculated using average shares outstanding during the period.
(c) The Fund commenced investment operations on June 3, 1996.
(d) Total reutrn at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derigved from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.


                      REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST II AND THE SHAREHOLDERS OF COLONIAL NEWPORT TIGER CUB FUND

        In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Newport Tiger Cub Fund (a series of Colonial Trust II) at August 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the period from June 3, 1996 (commencement of operations) through August 31, 1996 in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of portfolio positions at August 31, 1996 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts
October 11, 1996

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Colonial has one of the most extensive selections of shareholder services available. Your financial adviser can help you arrange for any of these services, or you can call Colonial directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50; $25 for an IRA account.

FREE EXCHANGES*: Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail, as your needs change over time.

EASY ACCESS TO YOUR MONEY*: Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Colonial account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly, or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th of each month.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

LOW COST IRAS: Choose from a broad range of retirement plans, including IRAs.

* Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Investors who purchase Class B or Class D shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

--------------------------------------------------------------------------------

                    IMPORTANT INFORMATION ABOUT THIS REPORT


The Transfer Agent for Colonial Newport Tiger Cub Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial Newport Tiger Cub Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Newport Tiger Cub Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.










--------------------------------------------------------------------------------
                                       19

[FLAG] COLONIAL
       MUTUAL FUNDS

       Mutual Funds for
       Planned Portfolios

--------------------------------------------------------------------------------

                                    TRUSTEES

ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation


                          -----------------------------
                          Not FDIC-   May lose value
                          Insured     No bank guarantee
                          -----------------------------

        COLONIAL INVESTMENT SERVICES, INC., Distributor[Copyright] 1996 One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                               CF-02/758C-0996


--------------------------------------------------------------------------------